Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jan. 12, 2017
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Jan. 12, 2017
Document Effective Date	Jan. 12, 2017
Prospectus Date	Dec. 08, 2015
Virtus Cumberland Municipal Bond ETF | Virtus Cumberland Municipal Bond ETF
Risk/Return:
Trading Symbol	CUMB